Cover	Feb. 27, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42539
Entity Registrant Name	Fifth Era Acquisition Corp I
Entity Central Index Key	0002025401
Entity Tax Identification Number	36-5108801
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 1093 Boundary Hall
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	00000
City Area Code	415
Local Phone Number	994-4320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	FERAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FERA
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share upon the consummation of the initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth
Trading Symbol	FERAR
Security Exchange Name	NASDAQ